ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2014
Accounts Payable and Accrued Liabilities, Current [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]	NOTE 10 — ACCOUNTS PAYABLE AND ACCRUED EXPENSES
	DECEMBER 31,
	2014	2013

Suppliers	$6,481	$4,720
Employee and related costs	9,518	9,235
Government commitment and other	2,665	3,752
	$18,664	$17,707